Accounting Policies - Reconciliation of carrying amounts fin assets Liaiblties initial application of IFRS 9 (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of financial assets and liabilities at date of initial application of IFRS 9 [line items]
Carrying amount IAS 39, financial assets	€ 843,878		€ 843,878
Reclassification, financial assets		€ 0
Remeasurement, financial assets		(1,085)
Carrying amount of assets IFRS 9	842,794	842,793
Carrying amount of liabilities IAS 39	794,734		794,734
Reclassification, financial liabilties		0
Remeasurement, financial liabilities		(77)
Carrying amount of liabilities IFRS 9	794,657	794,657
Carrying amount IAS 39, equity		49,144
Remeasurement, equity		(1,008)
Carrying amount IFRS 9, equity		48,136
Carrying amount, IAS 39 total equity and liabilities		843,878
Reameasurement, equity and liabilities		(1,085)
Carrying amount IFRS 9, total equity and liabilities		842,793
Equity attributable to owners of parent [member]
Disclosure of financial assets and liabilities at date of initial application of IFRS 9 [line items]
Carrying amount IAS 39, equity		48,429
Remeasurement, equity		(993)
Carrying amount IFRS 9, equity		47,435
Non-controlling interests [member]
Disclosure of financial assets and liabilities at date of initial application of IFRS 9 [line items]
Carrying amount IAS 39, equity		715
Remeasurement, equity		(15)
Carrying amount IFRS 9, equity		700
Other liabilities [member]
Disclosure of financial assets and liabilities at date of initial application of IFRS 9 [line items]
Carrying amount of liabilities IAS 39	18,889		18,889
Reclassification, financial liabilties		(3,370)
Remeasurement, financial liabilities		(77)
Carrying amount of liabilities IFRS 9	15,442	15,442
Financial liabilities at fair value through profit or loss [member]
Disclosure of financial assets and liabilities at date of initial application of IFRS 9 [line items]
Carrying amount of liabilities IAS 39		87,142
Reclassification, financial liabilties		2,228
Remeasurement, financial liabilities		0
Carrying amount of liabilities IFRS 9		89,370
Financial liabilities designated as at fair value through profit and loss [member]
Disclosure of financial assets and liabilities at date of initial application of IFRS 9 [line items]
Carrying amount of liabilities IAS 39		11,215	11,215
Reclassification, financial liabilties		37,264	0
Remeasurement, financial liabilities		0	0
Carrying amount of liabilities IFRS 9		48,479	11,215
Deposits from banks [member]
Disclosure of financial assets and liabilities at date of initial application of IFRS 9 [line items]
Carrying amount of liabilities IAS 39	36,821		36,821
Reclassification, financial liabilties		108
Remeasurement, financial liabilities		0
Carrying amount of liabilities IFRS 9	36,929	36,929
Customer Deposits [Member]
Disclosure of financial assets and liabilities at date of initial application of IFRS 9 [line items]
Carrying amount of liabilities IAS 39	539,828		539,828
Reclassification, financial liabilties		53
Remeasurement, financial liabilities		0
Carrying amount of liabilities IFRS 9	539,881	539,881
Trading Liabilities [Member]
Disclosure of financial assets and liabilities at date of initial application of IFRS 9 [line items]
Carrying amount of liabilities IAS 39			73,596
Reclassification, financial liabilties		(35,362)
Remeasurement, financial liabilities		0
Carrying amount of liabilities IFRS 9		38,234
Trading Liabilities [Member] | Financial liabilities at fair value through profit or loss [member]
Disclosure of financial assets and liabilities at date of initial application of IFRS 9 [line items]
Carrying amount of liabilities IAS 39	73,596	73,596	73,596
Reclassification, financial liabilties		(35,362)	0
Remeasurement, financial liabilities		0	0
Carrying amount of liabilities IFRS 9	38,234	38,234	73,596
Non Trading Derivatives Liabilities [member]
Disclosure of financial assets and liabilities at date of initial application of IFRS 9 [line items]
Carrying amount of liabilities IAS 39			2,331
Reclassification, financial liabilties		326
Remeasurement, financial liabilities		0
Carrying amount of liabilities IFRS 9		2,657
Non Trading Derivatives Liabilities [member] | Financial liabilities at fair value through profit or loss [member]
Disclosure of financial assets and liabilities at date of initial application of IFRS 9 [line items]
Carrying amount of liabilities IAS 39	2,331	2,331	2,331
Reclassification, financial liabilties		326	0
Remeasurement, financial liabilities		0	0
Carrying amount of liabilities IFRS 9	2,657	2,657	2,331
Debt securities in issue [Member]
Disclosure of financial assets and liabilities at date of initial application of IFRS 9 [line items]
Carrying amount of liabilities IAS 39	96,086		96,086
Reclassification, financial liabilties		740
Remeasurement, financial liabilities		0
Carrying amount of liabilities IFRS 9	96,826	96,826
Subordinated Loans [Member]
Disclosure of financial assets and liabilities at date of initial application of IFRS 9 [line items]
Carrying amount of liabilities IAS 39	15,968		15,968
Reclassification, financial liabilties		241
Remeasurement, financial liabilities		0
Carrying amount of liabilities IFRS 9	16,209	16,209
Other assets [member]
Disclosure of financial assets and liabilities at date of initial application of IFRS 9 [line items]
Carrying amount IAS 39, financial assets	18,875		18,875
Reclassification, financial assets		(4,220)
Remeasurement, financial assets		284
Carrying amount of assets IFRS 9	14,939	14,939
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets and liabilities at date of initial application of IFRS 9 [line items]
Carrying amount IAS 39, financial assets		123,221
Reclassification, financial assets		5,076
Remeasurement, financial assets		(49)
Carrying amount of assets IFRS 9		128,248
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets and liabilities at date of initial application of IFRS 9 [line items]
Carrying amount IAS 39, financial assets		69,730
Reclassification, financial assets		(32,398)
Remeasurement, financial assets		269
Carrying amount of assets IFRS 9		37,601
Cash and balances with central banks [Member]
Disclosure of financial assets and liabilities at date of initial application of IFRS 9 [line items]
Carrying amount IAS 39, financial assets	21,989		21,989
Reclassification, financial assets		3
Remeasurement, financial assets		0
Carrying amount of assets IFRS 9	21,992	21,992
Loans And Advances To Banks [Member]
Disclosure of financial assets and liabilities at date of initial application of IFRS 9 [line items]
Carrying amount IAS 39, financial assets	28,811		28,811
Reclassification, financial assets		(122)
Remeasurement, financial assets		2
Carrying amount of assets IFRS 9	28,691	28,691
Trading assets [member]
Disclosure of financial assets and liabilities at date of initial application of IFRS 9 [line items]
Carrying amount IAS 39, financial assets			116,748
Reclassification, financial assets		(51,264)
Remeasurement, financial assets		0
Carrying amount of assets IFRS 9		65,484
Trading assets [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets and liabilities at date of initial application of IFRS 9 [line items]
Carrying amount IAS 39, financial assets	116,748	116,748	116,748
Reclassification, financial assets		(51,264)	0
Remeasurement, financial assets		0	0
Carrying amount of assets IFRS 9	65,484	65,484	116,748
Non Trading Derivatives Assets [Member]
Disclosure of financial assets and liabilities at date of initial application of IFRS 9 [line items]
Carrying amount IAS 39, financial assets			2,231
Reclassification, financial assets		577
Remeasurement, financial assets		0
Carrying amount of assets IFRS 9		2,808
Non Trading Derivatives Assets [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets and liabilities at date of initial application of IFRS 9 [line items]
Carrying amount IAS 39, financial assets	2,231	2,231	2,231
Reclassification, financial assets		577	0
Remeasurement, financial assets		0	0
Carrying amount of assets IFRS 9	2,808	2,808	2,231
Debt securities [member]
Disclosure of financial assets and liabilities at date of initial application of IFRS 9 [line items]
Carrying amount of assets IFRS 9	30,437
Debt securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets and liabilities at date of initial application of IFRS 9 [line items]
Carrying amount IAS 39, financial assets		1,738	1,738
Reclassification, financial assets		1,497	0
Remeasurement, financial assets		(96)	0
Carrying amount of assets IFRS 9		3,139	1,738
Debt securities [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets and liabilities at date of initial application of IFRS 9 [line items]
Carrying amount IAS 39, financial assets		0	0
Reclassification, financial assets		30,459
Remeasurement, financial assets		(22)
Carrying amount of assets IFRS 9		30,437	0
Loans And Advances [Member]
Disclosure of financial assets and liabilities at date of initial application of IFRS 9 [line items]
Carrying amount of assets IFRS 9	3,364
Loans And Advances [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets and liabilities at date of initial application of IFRS 9 [line items]
Carrying amount IAS 39, financial assets		2,500	2,500
Reclassification, financial assets		54,082	0
Remeasurement, financial assets		31	0
Carrying amount of assets IFRS 9		56,613	2,500
Loans And Advances [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets and liabilities at date of initial application of IFRS 9 [line items]
Carrying amount IAS 39, financial assets		0	0
Reclassification, financial assets		3,073
Remeasurement, financial assets		291
Carrying amount of assets IFRS 9		3,364	0
Equity securities [member]
Disclosure of financial assets and liabilities at date of initial application of IFRS 9 [line items]
Carrying amount of assets IFRS 9	3,800
Equity securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets and liabilities at date of initial application of IFRS 9 [line items]
Carrying amount IAS 39, financial assets		4	4
Reclassification, financial assets		184	0
Remeasurement, financial assets		16	0
Carrying amount of assets IFRS 9		204	4
Equity securities [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets and liabilities at date of initial application of IFRS 9 [line items]
Carrying amount IAS 39, financial assets		0	0
Reclassification, financial assets		3,800
Remeasurement, financial assets		0
Carrying amount of assets IFRS 9		3,800	0
Available-for-sale [member]
Disclosure of financial assets and liabilities at date of initial application of IFRS 9 [line items]
Carrying amount IAS 39, financial assets			69,730
Reclassification, financial assets		(69,730)
Remeasurement, financial assets		0
Carrying amount of assets IFRS 9		0
Available-for-sale [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets and liabilities at date of initial application of IFRS 9 [line items]
Carrying amount IAS 39, financial assets		69,730	69,730
Reclassification, financial assets		(69,730)
Remeasurement, financial assets		0
Carrying amount of assets IFRS 9		0	69,730
Securities at amortised cost [Member]
Disclosure of financial assets and liabilities at date of initial application of IFRS 9 [line items]
Carrying amount IAS 39, financial assets			9,343
Reclassification, financial assets		39,967
Remeasurement, financial assets		(830)
Carrying amount of assets IFRS 9	48,480	48,480
Loans and advances to customers [Member]
Disclosure of financial assets and liabilities at date of initial application of IFRS 9 [line items]
Carrying amount IAS 39, financial assets	571,909		€ 571,909
Reclassification, financial assets		(8,306)
Remeasurement, financial assets		(761)
Carrying amount of assets IFRS 9	€ 562,842	€ 562,842